Summary of significant accounting policies - Schedule of financial statement amounts and balances of the VIEs (Detail)	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 USD ($)
ASSETS
Cash and cash equivalents	¥ 5,279,902,398		¥ 8,091,990,270	¥ 5,562,204,889	$ 809,180,444
Restricted cash	11,875,079		42,902,719		1,819,935
Short-term bank deposits	2,230,229,000				341,797,548
Accounts receivable, net	199,744,129		188,099,873	129,464,732	30,612,127
Prepayments	66,257,313		50,304,112		10,154,377
Amount due from related parties	9,045,078		24,043,850	64,070,214	1,386,219
Other current assets	236,704,095		204,309,593		36,276,490
Property and equipment, net	37,791,688		38,909,465		5,791,830
Long-term bank deposits	100,000,000				15,325,670
Intangible assets, net	141,671,881		198,056,841		21,712,166
Right-of-use assets	62,141,054				9,523,533
Investments	500,658,570		225,533,885		76,729,283
Other non-current assets	19,004,481		8,546,843		2,912,564
TOTAL ASSETS	8,907,957,330		9,103,670,339		1,365,204,188
LIABILITIES
Accounts payable	986,073,111		890,038,953		151,122,316
Advances from customers	10,910,989		17,134,532	9,708,051	1,672,182
Deferred revenue	242,013,205		195,982,486		37,090,146
Accrued expenses and other current liabilities	384,040,820		392,347,124		58,856,831
Amount due to related parties	223,524,929		298,733,022	1,628,307,520	34,256,694
Lease liabilities	16,951,948				2,598,000
TOTAL LIABILITIES	1,930,574,343		1,840,306,465		$ 295,873,463
Income Statement
Net revenue	9,601,873,937	$ 1,471,551,561	7,283,230,253	3,654,383,126
Net income (loss)	404,735,526	62,028,431	33,348,128	(876,279,828)
Statement of Cash Flows
Net cash provided by operating activities	667,648,867	102,321,664	813,176,020	(337,586,406)
Net cash used in investing activities	(2,612,619,827)	(400,401,504)	(246,303,031)	(264,950,385)
Net cash used in financing activities	(479,194,681)	$ (73,439,798)	1,896,331,830	5,280,086,200
Consolidated VIEs [Member]
ASSETS
Cash and cash equivalents	577,710,921		826,481,128
Restricted cash	11,242,719		42,902,719
Short-term bank deposits	860,000,000
Accounts receivable, net	187,884,372		176,599,681
Prepayments	63,119,815		12,982,856
Amount due from related parties	8,464,978		13,431,477
Other current assets	157,178,414		82,405,807
Property and equipment, net	15,236,373		17,794,907
Long-term bank deposits	100,000,000
Intangible assets, net	102,837,070		130,272,386
Right-of-use assets	32,361,695
Investments	310,111,384		147,033,947
Other non-current assets	4,766,301		1,918,598
TOTAL ASSETS	2,430,914,042		1,451,823,506
LIABILITIES
Accounts payable	868,771,872		794,266,492
Advances from customers	9,700,361		16,975,882
Deferred revenue	225,282,265		181,250,993
Accrued expenses and other current liabilities	208,531,141		177,228,742
Amount due to related parties	215,467,131		59,693,186
Lease liabilities	30,212,470
TOTAL LIABILITIES	1,557,965,240		1,229,415,295
Income Statement
Net revenue	8,697,485,194		7,207,666,259	3,436,175,885
Net income (loss)	432,731,451		985,034,474	(680,682,612)
Statement of Cash Flows
Net cash provided by operating activities	899,235,343		816,655,741	1,091,289,940
Net cash used in investing activities	¥ (1,179,665,550)		(133,917,000)	¥ (80,279,043)
Net cash used in financing activities			¥ (1,363,044,149)